Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | Contra interest expense
Income Statement Location and Income (Expense)
Effectiveness			$ 4,885
Ineffectiveness			421
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | Other income
Income Statement Location and Income (Expense)
Effectiveness	$ (540)	$ 1,646
Ineffectiveness	(1,280)	232
Foreign Currency Forward Contracts | Non-designated Hedges | Foreign exchange gain (loss), net
Income Statement Location and Income (Expense)
Realized gains (losses)	16,873	(16,651)	(33,430)
Foreign Currency Forward Contracts | Designated Hedges | Cash Flow Hedges | Service revenue
Income Statement Location and Income (Expense)
Realized gains (losses)	$ 5,218	$ 244	$ 640